LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights

Land use rights consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Land use rights	20,959	20,959	3,364
Less: accumulated amortization	(2,138)	(2,703)	(434)

Land use rights, net	18,821	18,256	2,930